Report of Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Annual change in management judgmental adjustments	$ 0.1
Allowance for ECL
Disclosure of financial assets [line items]
ECL income statement change for the period	4.9	$ 4.8
Allowance for ECL | Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	4.6	4.6
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
ECL income statement change for the period		(0.0)
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Allowance for ECL | Other credit judgements
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	(0.0)
Allowance for ECL | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.2	0.1
Allowance for ECL | Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
ECL income statement change for the period	2.9	2.6
Allowance for ECL | Retail Lending | Downside 2 scenario
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.9)	(1.5)
Allowance for ECL | Retail Lending | Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	2.8	2.6
Allowance for ECL | Retail Lending | Other credit judgements
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	(0.0)
Allowance for ECL | Retail Lending | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	(0.0)
Allowance for ECL | Retail Lending | Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	(0.0)	(0.0)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
ECL income statement change for the period	2.0	2.2
Allowance for ECL | Wholesale | Downside 2 scenario
Disclosure of financial assets [line items]
ECL income statement change for the period	(2.7)	(4.3)
Allowance for ECL | Wholesale | Modelled ECL (A)
Disclosure of financial assets [line items]
ECL income statement change for the period	1.8	2.0
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
ECL income statement change for the period		(0.0)
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Allowance for ECL | Wholesale | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
ECL income statement change for the period	0.1	0.1
Allowance for ECL | Wholesale | Other adjustments (C)
Disclosure of financial assets [line items]
ECL income statement change for the period	$ 0.1	$ 0.1